Property Plant and Equipment (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 650	$ 541
Assets Held under Capital Leases [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Capital leases	25	25
Accumulated depreciation	$ 7	$ 7